Related-party Transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Short-term employee benefits	$ 855	$ 829
Post-employment benefits	7	7
Share-based compensation	41	226
Total Key management personnel compensation	$ 903	$ 1,062